Royce CRK Prospectus | Royce Low-Priced Stock Fund
Royce Low-Priced Stock Fund

The Royce Fund

Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2014

Royce Low-Priced Stock Fund

Effective July 1, 2014, the contractual investment management fee rate for Royce Low-Priced Stock Fund was reduced.

Fees and Expenses of the Fund
The annual fund operating expense table and the expense example for Royce Low-Priced Stock Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Low-Priced Stock Fund		R Class	K Class
Management fees		1.00%	1.00%
Distribution (12b-1) fees		0.50%	0.25%
Other expenses		0.57%	0.53%
Total annual Fund operating expenses		2.07%	1.78%
Fee waivers and/or expense reimbursements	[1]	(0.23%)	(0.19%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.84%	1.59%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.84% and 1.59%, respectively, through April 30, 2015 and at or below 1.99% through April 30, 2024 for the R Class.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Low-Priced Stock Fund (USD $)	R Class	K Class
1 Year	187	162
3 Years	610	542
5 Years	1,059	947
10 Years	2,305	2,079

July 1, 2014